Investment property (Tables)	12 Months Ended
Dec. 31, 2017
Statement [LineItems]
Summary of Investment Property

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Cost
At January 1	31,323	31,776	5,020
Translation difference	453	1,169	185

At December 31	31,776	32,944	5,205

Accumulated depreciation
At January 1	23,886	24,478	3,867
Charge for the year	248	248	39
Translation difference	344	784	125

At December 31	24,478	25,510	4,031

Net carrying amount	7,298	7,434	1,174

Fair value	10,149	10,557	1,668

Consolidated statements of profit or loss:
Direct operating expenses (including repairs, maintenance and depreciation expense) arising from the rental generating property	(571)	(508)	(80)

Investment property [Member]
Statement [LineItems]
Fair Value Measurement of Investment Property

The following table shows information about fair value measurement of the investment property using significant unobservable inputs (Level 3):

	Valuation techniques	Unobservable input	Inter-relationship between key unobservable inputs and fair value measurement

2017	Market comparison and cost method	Comparable price: - Land: RMB 24 to RMB 34 (US$4 to US$5) per square foot - Retail: RMB 352 to RMB 859 (US$56 to US$139) per square foot	The estimated fair value increases with higher comparable price

2016	Market comparison and cost method	Comparable price: - Land: RMB 24 to RMB 34 per square foot - Retail: RMB 337 to RMB 847 per square foot	The estimated fair value increases with higher comparable price